UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Bocage Capital, LLC

Address:   One Market Street
           Spear Street Tower
           Suite 3780
           San Francisco, CA 94105


Form 13F File Number: 028-14746


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Peter K. Ashby
Title:  Chief Compliance Officer
Phone:  (415) 963-8850

Signature,  Place,  and  Date  of  Signing:

/s/ Peter K. Ashby                 San Francisco, CA                  11/12/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              23

Form 13F Information Table Value Total:  $      307,308
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ANADARKO PETE CORP           COM            032511107    23870   341389 SH       SOLE                 341389      0    0
BOISE INC                    COM            09746Y105     6496   741536 SH       SOLE                 741536      0    0
CF INDS HLDGS INC            COM            125269100    11372    51170 SH       SOLE                  51170      0    0
CLOUD PEAK ENERGY INC        COM            18911Q102    20077  1109234 SH       SOLE                1109234      0    0
CONOCOPHILLIPS               COM            20825C104    25731   450000 SH  PUT  SOLE                 450000      0    0
CVR PARTNERS LP              COM            126633106     4312   164195 SH       SOLE                 164195      0    0
DOMTAR CORP                  COM NEW        257559203    17089   218277 SH       SOLE                 218277      0    0
ENERGY XXI (BERMUDA) LTD     USD UNRS SHS   G10082140    29075   831656 SH       SOLE                 831656      0    0
FREEPORT-MCMORAN COPPER & GO COM            35671D857    12564   317440 SH       SOLE                 317440      0    0
HELMERICH & PAYNE INC        COM            423452101     8790   184632 SH       SOLE                 184632      0    0
HOLLYFRONTIER CORP           COM            436106108    12960   314032 SH       SOLE                 314032      0    0
INTEROIL CORP                COM            460951106     7726   100000 SH  PUT  SOLE                 100000      0    0
INTL PAPER CO                COM            460146103    17010   468333 SH       SOLE                 468333      0    0
NOBLE ENERGY INC             COM            655044105    17790   191884 SH       SOLE                 191884      0    0
NORANDA ALUM HLDG CORP       COM            65542W107     4026   601781 SH       SOLE                 601781      0    0
OCCIDENTAL PETE CORP DEL     COM            674599105    16117   187278 SH       SOLE                 187278      0    0
PRECISION DRILLING CORP      COM 2010       74022D308     8880  1132608 SH       SOLE                1132608      0    0
SCORPIO TANKERS INC          SHS            Y7542C106     2394   398985 SH       SOLE                 398985      0    0
SUNCOR ENERGY INC NEW        COM            867224107    28369   863594 SH       SOLE                 863594      0    0
TRONOX LTD                   SHS CL A       Q9235V101     9173   404968 SH       SOLE                 404968      0    0
VALERO ENERGY CORP NEW       COM            91913Y100     8573   270602 SH       SOLE                 270602      0    0
WESTERN REFNG INC            COM            959319104    11852   452717 SH       SOLE                 452717      0    0
WESTPORT INNOVATIONS INC     COM NEW        960908309     3062   110000 SH  PUT  SOLE                 110000      0    0


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